Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment - net	$ 63,713,509	$ 64,176,795
Depreciation	14,370,332	11,609,821
Property, plant and equipment, disposals	1,557,819	992,533
Financial instruments revaluation and other gains losses [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property plant equipment	(1,327,488)	(893,883)
Equipment under finance leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - net	$ 14,981,186	$ 9,404,765